Loans and Allowance for Loan Losses - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Loan	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2013 USD ($)	Jan. 01, 2020 USD ($)
Accounts Notes And Loans Receivable [Line Items]
Loans unaccreted discounts and deferred fees	$ 7,100,000		$ 6,500,000	$ 10,400,000
Amount of interest income collected on impaired loans	$ 120,000	$ 39,000	$ 248,000	$ 26,000	$ 0
Number of loans modified under TDR | Loan	4		5	5	0
Number of loans modified under TDR during the previous twelve-month | Loan	0		0	0	0
Commitments to lend under TDR	$ 0		$ 0	$ 0	$ 0
Number of outstanding loan balances subject to deferral and modification agreements | Loan			500	800
Outstanding loan balance amount subject to deferral and modification agreements			$ 223,600,000	$ 488,200,000
Gross contractual balance of loans from third party						$ 8,200,000
Purchase price of loans from third party						6,300,000
Discount of purchase price of loans from third party						1,900,000
Estimated fair values of purchase credit impaired loans						3,200,000
Estimated fair values of acquired performing loans						3,100,000
Gross contractual amounts receivable purchase credit impaired loans						4,500,000
Gross contractual amounts receivable acquired performing loans						$ 3,700,000
Fair value of loans acquired							$ 259,600,000
Total amount of unaccreted discounts on PCI loans	881,000		926,000	2,400,000
Allowance for loan losses related to purchased credit impaired loans	16,000		17,000	0
Loans on non-accrual			$ 453,000,000,000	$ 298,000,000,000
Amount of income that would have been accrued for loans on non-accrual	$ 482,000,000	$ 517,000,000
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Number of loans modified under TDR | Loan	1		2	2
Outstanding loan balances	$ 26,700,000		$ 81,600,000
SBA Paycheck Protection Program (PPP) | PPP Loans | Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Outstanding loan balances			$ 81,600,000	$ 390,800,000
Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
PCI loans acquired carrying value							12,600,000
Heritage Bancorp Inc
Accounts Notes And Loans Receivable [Line Items]
Fair value of loans acquired							259,600,000
Loans acquired carrying value							263,300,000
Heritage Bancorp Inc | Without Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
Loans acquired carrying value							250,700,000
Heritage Bancorp Inc | Deterioration Credit Quality
Accounts Notes And Loans Receivable [Line Items]
PCI loans acquired carrying value							$ 12,600,000
COVID-19
Accounts Notes And Loans Receivable [Line Items]
Number of outstanding loan balances subject to deferral and modification agreements | Loan	400		500
Outstanding loan balance amount subject to deferral and modification agreements	$ 211,700,000		$ 223,600,000
Description of loan deferments	Certain borrowers were unable to meet their contractual payment obligations because of the adverse effects of COVID-19. During March of 2020 and to help mitigate these effects, the Company began offering deferral modifications of principal and/or interest payments for varying periods, but typically no more than 90 days. After 90 days, customers could apply for an additional deferral, and a small portion of our customers requested such an additional deferral. At March 31, 2022 and December 31, 2021, the Company had approximately 400 and 500 loans totaling $211.7 million and $223.6 million, respectively, in outstanding loan balances subject to deferral and modification agreements due to COVID-19 whereby principal and/or interest payments were deferred to the end of each loan term. Subsequent to the approved deferral period, customers resumed their regular payments. The Coronavirus Aid, Relief, and Economic Security Act provides banks an option to elect to not account for certain loan modifications related to COVID-19 as TDRs if the borrowers were not more than 30 days past due at December 31, 2019. In the absence of other intervening factors, such short-term modifications made on a good faith basis are not categorized as TDRs, nor are loans granted payment deferrals related to COVID-19 reported as past due or placed on non-accrual status.
Accrued interest receivable related to loans	$ 4,300,000		$ 4,400,000	$ 6,700,000